OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
OTHER LIABILITIES [Text Block]

12. OTHER LIABILITIES

	2018	2017
Foreign exchange forward contracts designated as cash flow hedges	$878	$43
Current portion of lease inducements	120	113
Current portion of deferred revenue	682	1,244
Current portion of other liabilities	$1,680	$1,400

Non-current portion of lease inducements	362	483
Non-current portion of deferred revenue	133	55
Other liabilities	$495	$538
Deferred Revenue

The following table presents changes in the deferred revenue balances:

Balance at December 31, 2017	1,299
Amounts invoiced and revenue deferred	760
Recognition of deferred revenue	(1,244)
Balance at December 31, 2018	815